PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and equipment, net
Property and equipment, gross	$ 9,983	$ 10,103
Less: Accumulated depreciation	(5,590)	(5,430)
Property and equipment, net	4,393	4,673
Depreciation expenses	957	1,087	962
Building
Property and equipment, net
Property and equipment, gross	2,588	2,561
Leasehold improvements
Property and equipment, net
Property and equipment, gross	498	493
Furniture and office equipment
Property and equipment, net
Property and equipment, gross	5,819	5,879
Motor vehicles
Property and equipment, net
Property and equipment, gross	$ 1,078	$ 1,170